Pruco Life Insurance Company	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

September 10, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D. C. 20549

Re: Pruco Life Variable Universal Account (File No. 811-5826)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2009 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:	AIM Variable Insurance Funds
Registration No.:	811-07452
CIK No.:	0000896435
Accession No.:	0000950123-09-038077
Date of Filing:	08/26/09

2.	Filer/Entity:	American Century Variable Portfolios, Inc.
Registration No.:	811-05188
CIK No.:	0000814680
Accession No.:	0000814680-09-000027
Date of Filing:	08/26/09

3.	Filer/Entity:	Advanced Series Trust ("AST")
Registration No.:	811-05186
CIK No.:	0000814679
Accession No.:	0001193125-09-187685
Date of Filing:	09/04/09

4.	Filer/Entity:	Dreyfus Investment Portfolios
Registration No.:	811-08673
CIK No.:	0001056707
Accession No.:	0001056707-09-000012
Date of Filing:	08/14/09

5.	Filer/Entity:	Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:	811-07044
CIK No.:	0000890064
Accession No.:	0000890064-09-000013
Date of Filing:	08/14/09

6.	Filer/Entity:	Dreyfus Variable Investment Fund
Registration No.:	811-05125
CIK No.:	0000813383

Accession No.:	0000813383-09-000017
Date of Filing:	08/14/09

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
Registration No.:	811-05583
CIK No.:	0000837274
Accession No.:	0000837274-09-000061
Date of Filing:	08/24/09

8.	Filer/Entity:	Goldman Sachs Variable Insurance Trust
Registration No.:	811-08361
CIK No.:	0001046292
Accession No.:	0000950123-09-037470
Date of Filing:	08/24/09

9.	Filer/Entity:	Janus Aspen Series
Registration No.:	811-07736
CIK No.:	0000906185
Accession No.:	0000950123-09-038425
Date of Filing:	08/27/09

10.	Filer/Entity:	JPMorgan Insurance Trust
Registration No.:	811-07874
CIK No.:	0000909221
Accession No.:	0001145443-09-002261
Date of Filing:	09/04/09

11.	Filer/Entity:	M Fund, Inc.
Registration No.:	811-09082
CIK No.:	0000948258
Accession No.:	0001104659-09-051816
Date of Filing:	08/26/09

12.	Filer/Entity:	MFS Variable Insurance Trust
Registration No.:	811-8326
CIK No.:	0000918571
Accession No.:	0001193125-09-185467
Date of Filing:	09/01/09

13.	Filer/Entity:	Neuberger Berman Advisers Management Trust ("AMT")
Registration No.:	811-04255
CIK No.:	0000736913
Accession No.:	0001169232-09-003786
Date of Filing:	09/01/09

14.	Filer/Entity:	Oppenheimer Variable Account Funds
Registration No.:	811-04108
CIK No.:	0000752737
Accession No.:	0000950123-09-0037404
Date of Filing:	08/24/09

15.	Filer/Entity:	ProFunds VP
Registration No.:	811-08239
CIK No.:	0001039803
Accession No.:	0001209286-09-000496
Date of Filing:	09/04/09

16.	Filer/Entity:	T. Rowe Price International Stock Portfolio
Registration No.:	811-07143
CIK No.:	0000918292
Accession No.:	0000918292-09-000009
Date of Filing:	08/25/09

17.	Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.:	0001193125-09-187677
Date of Filing:	09/04/09

If you have any questions regarding this filing, please contact me at (973) 802-4708.

Sincerely,

_/s/_____________________________

Thomas C. Castano

VIA EDGAR